Intangibles, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Patents	$ 80,000	$ 80,000
Less accumulated amortization	(39,000)	(32,000)
Net	41,000	48,000
Predecessor [Member]
Net	$ 49,000